Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 23.8%
Transamerica International Equity, Class I3 (A)	600,424	$ 14,470,208
Money Market Fund - 0.1%
Transamerica Government Money Market, Class I3, 4.02% (A)(B)	88,139	88,139
U.S. Equity Funds - 66.9%
Transamerica Large Growth, Class I3 (A)	931,512	14,382,546
Transamerica Large Value Opportunities, Class I3 (A)	1,351,346	12,999,944
Transamerica Mid Cap Growth, Class I3 (A)	322,064	3,694,068
Transamerica Mid Cap Value Opportunities, Class I3 (A)	283,874	3,179,394
Transamerica Small Cap Growth, Class I3 (A)	544,429	3,277,461
Transamerica Small Cap Value, Class I3 (A)	652,002	3,155,692
		40,689,105
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.3%
Transamerica Core Bond, Class I3 (A)	270,640	$ 2,319,385
Transamerica High Yield Bond, Class I3 (A)	137,302	1,131,368
Transamerica Inflation Opportunities, Class I3 (A)	193,517	1,902,268
Transamerica Short-Term Bond, Class I3 (A)	29,822	294,348
		5,647,369
Total Investment Companies (Cost $53,699,622)		60,894,821
Total Investments (Cost $53,699,622)		60,894,821
Net Other Assets (Liabilities) - (0.1)%		(31,065)
Net Assets - 100.0%		$ 60,863,756
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$60,894,821	$—	$—	$60,894,821
Total Investments	$60,894,821	$—	$—	$60,894,821
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond, Class I3	$5,810,141	$841,842	$(4,289,808)	$(968,393)	$925,603	$2,319,385	270,640	$96,833	$—
Transamerica Government Money Market, Class I3	179,678	113,498,783	(113,590,322)	—	—	88,139	88,139	4,992	—
Transamerica High Yield Bond, Class I3	2,945,443	198,004	(2,009,297)	(174,476)	171,694	1,131,368	137,302	77,067	—
Transamerica Inflation Opportunities, Class I3	4,839,405	633,609	(3,539,456)	176,171	(207,461)	1,902,268	193,517	61,671	—
Transamerica International Equity, Class I3	34,690,852	1,846,468	(23,204,224)	4,113,225	(2,976,113)	14,470,208	600,424	351,960	43,270
Transamerica Large Growth, Class I3	36,560,131	3,636,306	(30,646,108)	4,230,210	602,007	14,382,546	931,512	—	2,366,473
Transamerica Large Value Opportunities, Class I3	34,656,237	3,846,498	(23,531,133)	5,422,860	(7,394,518)	12,999,944	1,351,346	1,233,704	1,342,960
Transamerica Mid Cap Growth, Class I3	9,246,784	509,603	(7,002,832)	676,576	263,937	3,694,068	322,064	—	146,793
Transamerica Mid Cap Value Opportunities, Class I3	8,417,673	661,301	(5,718,502)	532,373	(713,451)	3,179,394	283,874	49,188	249,304
Transamerica Short-Term Bond, Class I3	722,815	134,474	(563,917)	(18,156)	19,132	294,348	29,822	12,238	—
Transamerica Funds

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Small Cap Growth, Class I3	$8,025,635	$1,200,497	$(5,942,636)	$401,672	$(407,707)	$3,277,461	544,429	$—	$362,364
Transamerica Small Cap Value, Class I3	8,636,098	1,207,133	(5,923,042)	(985,221)	220,724	3,155,692	652,002	62,126	672,721
Total	$154,730,892	$128,214,518	$(225,961,277)	$13,406,841	$(9,496,153)	$60,894,821	5,405,071	$1,949,779	$5,183,885

(B)	Rate disclosed reflects the yield at July 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Asset Allocation Long Horizon

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation Long Horizon (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Funds